PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2 0 1 5	2 0 1 4
Cost:
Electronic equipment	$24,718	$21,716
Office furniture and equipment	1,648	1,159
Leasehold improvements	6,303	4,555
	32,669	27,430
Accumulated depreciation:
Electronic equipment	17,150	13,244
Office furniture and equipment	1,298	882
Leasehold improvements	3,159	1,854
	21,607	15,980

Net book value	$11,062	$11,450